As filed with the SEC on October 11, 2024 .	Registration Nos. 333-265486
811-05826

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM	N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. _5_	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 260	☑

(Check appropriate box or boxes.)

PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
800-778-2255
(Address and telephone number of principal executive offices)
_____________

Pruco Life Insurance Company
C/O CT Corporation System
3800 North Central Avenue, Suite 460
Phoenix, Arizona 85012
(Name and address of agent for service)

Copies to:
Christopher J. Madin
Vice President and Corporate Counsel
Pruco Life Insurance Company
280 Trumbull Street
Hartford, Connecticut 06103
_____________

Approximate Date of Proposed Public Offering: ___

It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b) of rule 485
☑ on November 9, 2024, pursuant to paragraph (b) of rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of rule 485
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:
☑ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 (File No. 333-265486) of Pruco Life Insurance Company and its Pruco Life Variable Universal Account is to delay the effective date of Post-Effective Amendment No. 4 to November 9, 2024. Post-Effective Amendment No. 4 was filed with the Securities and Exchange Commission on August 15, 2024, for the purpose of including in this Registration Statement a new prospectus relating to certain new features. These Post-Effective Amendments do not amend or delete the currently effective Prudential FlexGuard® Life IVUL Prospectus, Statement of Additional Information, or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted therein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey on this 11th day of October, 2024.

Pruco Life Variable Universal Account
(Registrant)
By: Pruco Life Insurance Company
(Depositor)
By: /s/ *
Dylan J. Tyson President and Chief Executive Officer

Pruco Life Insurance Company
(Depositor)
By: /s/ *
Dylan J. Tyson President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 11th day of October, 2024.

Signature and Title

/s/ *
Markus Coombs
Director and Vice President

/s/ *
Elizabeth K. Dietrich
Director, Vice President, Chief Accounting Officer, and Chief Financial Officer

/s/ *
Alan M. Finkelstein
Director and Treasurer
	By:	/s/ Christopher J. Madin
/s/ *		Christopher J. Madin
Scott E. Gaul		(Attorney-in-Fact)
Director, Vice President

/s/ *
Bradley O. Harris
Director

/s/ *
Salene Hitchcock-Gear
Director

/s/ *
Dylan J. Tyson
Director, President, and Chief Executive Officer

*Executed by Christopher J. Madin on behalf of those indicated pursuant to Power of Attorney.